Operating Leases (Details) - Schedule of future minimum lease payments - Neese [Member]	Dec. 31, 2020 USD ($)
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2021	$ 100,000
2022	100,000
2023	100,000
2024	100,000
2025	100,000
Thereafter	116,667
Total lease payments	616,667
Less imputed interest	(114,840)
Maturities of lease liabilities	$ 501,827